JPMorgan Hedged Equity 2 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
A C I Shares [Member] | JPMorgan Hedged Equity 2 Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	18.03%	15.26%	(13.32%)